COMMITMENTS AND CONTINGENCIES (Operating Leases) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Rental expenses under operating leases	$ 3,905,147	$ 3,449,577	$ 2,424,259
2015	4,010,632
2016	2,167,849
2017	86,669
2018	$ 46,096